Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 25, 2017	Mar. 26, 2016
Commitments and Contingencies Disclosure [Abstract]
Guaranteed amount of private label credit card sales	$ 8.4	$ 9.3
Reserve associated with guaranteed credit card sales	$ 0.5	$ 0.5